UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	VANGUARD CMT FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

November 30, 2004
Vanguard Yorktown Liquidity Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
REPURCHASE AGREEMENTS (100.0%)

Bank of America Securities, LLC
(Dated 11/30/2004, Repurchase Value $40,002,000,
collateralized by Federal Home Loan Bank,
2.375%, 2/15/2006)	2.07%	12/1/2004	$40,000	$40,000
Barclay's Capital, Inc.
(Dated 11/30/2004, Repurchase Value $45,003,000,
collateralized by Federal Home Loan Bank,
2.00%, 2/13/2006)	2.07%	12/1/2004	45,000	45,000
Deutsche Bank Securities Inc.
(Dated 11/30/2004, Repurchase Value $23,654,000,
collateralized by Federal Home Loan Mortgage Corp.,
3.00%, 9/29/2006)	2.07%	12/1/2004	23,653	23,653
JPMorgan Securities Inc.
(Dated 11/30/2004, Repurchase Value $45,003,000,
collateralized by Federal National Mortgage Assn. Discount
Note, 9/16/2005; Federal Farm Credit Bank, 1.125%-7.25%,
1/19/2005-3/7/2011)	2.08%	12/1/2004	45,000	45,000

TOTAL REPURCHASE AGREEMENTS
(Cost $153,653)	153,653

OTHER ASSETS AND LIABILITIES-NET	8

NET ASSETS (100%)	$153,661

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.